Goodwill and Other Intangible Assets - Details of Goodwill and Core Deposit Intangible (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 20,226	$ 9,500
CDI	2,082	601
Total	$ 22,308	$ 10,101